SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION PLAN
Schedule of changes in phantom shares options

	December 31,	December 31,	December 31,
	2019	2018	2017
	Number of shares
Beginning balance	5,045,357	5,055,519	3,048,991
Granted during of the year	2,413,038	1,415,476	3,035,488
Exercised (1)	(827,065)	(751,859)	(695,532)
Exercised due to resignation (1)	(106,983)	(153,601)	(161,270)
Abandoned / prescribed due to resignation	(527,910)	(520,178)	(172,158)
Ending balance	5,996,437	5,045,357	5,055,519
1)	For share options exercised and those exercised due to termination of employment, the average price on December 31, 2019 and December 31, 2018 was R$31.75 and R$47.77, respectively.

Schedule of outstanding phantom shares option plans

December 31, 2019
				Quantity of
			Fair value on	outstanding
Plan	Grant date	Exercise date	grant date (1)	options granted
SAR 2015	01/04/2015	01/04/2020	11.69	3,635
Deferral 2015	01/03/2016	01/03/2019	16.93	—
Deferral 2015	01/03/2016	01/03/2020	16.93	61,851
SAR 2016	01/04/2016	01/04/2021	15.96	64,075
PLUS 2016	01/04/2016	01/04/2021	15.96	16,708
SAR 2016 - Oct	03/10/2016	03/10/2021	11.03	8,934
SAR 2017	03/04/2017	03/04/2022	13.30	831,546
PLUS 2017	03/04/2017	03/04/2022	13.30	225,553
ILP 2017 - 36	03/04/2017	03/04/2020	13.30	304,512
ILP 2017 - 48	03/04/2017	03/04/2021	13.30	304,512
ILP 2017 - 60	03/04/2017	03/04/2022	13.30	304,512
ILP 2017 - CAB	01/05/2017	01/05/2020	13.30	307,141
ILP 2017 - 36 Oct	02/10/2017	02/10/2020	15.87	84,436
Deferral 2017	01/03/2018	01/03/2021	19.88	169,575
Deferral 2017	01/03/2018	01/03/2022	19.88	169,575
SAR 2018	02/04/2018	02/04/2023	21.45	726,537
PLUS 2018	02/04/2018	02/04/2023	21.45	74,592
ILP 2019 - 24	01/03/2019	01/03/2024	41.10	520,000
ILP 2019 - 36	01/03/2019	01/03/2024	41.10	520,000
Deferral 2018	01/03/2019	01/03/2022	41.10	92,356
Deferral 2018	01/03/2019	01/03/2023	41.10	92,356
ILP 2019 - 36 H	25/03/2019	25/03/2024	42.19	7,500
ILP 2019 - 48 H	25/03/2019	25/03/2024	42.19	7,500
ILP 2019 - 24 Apr	01/04/2019	01/04/2024	42.81	20,000
ILP 2019 - 36 Ar	01/04/2019	01/04/2024	42.81	20,000
SAR 2019	01/04/2019	01/04/2024	42.81	792,565
PLUS 2019	01/04/2019	01/04/2024	42.81	15,572
ILP - Retention 2019 - 12	01/10/2019	01/10/2020	31.86	105,964
ILP - Retention 2019 - 24	01/10/2019	01/10/2021	31.86	105,930
ILP 2019 - 24 Oct	01/10/2019	01/10/2021	31.75	7,800
ILP 2019 - 36 Oct	01/10/2019	01/10/2022	31.75	19,500
ILP 2019 - 48 Oct	01/10/2019	01/10/2023	31.75	11,700
				5,996,437
(1)	Amounts expressed in Reais.

Summary of activity for common stock options

		Deadline for the
		options to become	Price on		Shares	Restricted year for
Program	Date of grant	exercisable	grant date		Granted	transfer of shares
Program 4	01/02/2018	01/02/2019	R$	39.10	130,435	01/02/2022

Schedule of amounts corresponding to services received and recognized

	Liabilities and equity		Income Statement
	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2017
Non-current liabilities
Provision for phantom stock plan	136,505	124,318	(46,389)	(126,439)	(32,192)
Shareholders' equity
Stock option granted	5,979	5,100	(879)	(5,170)	(1,521)
Total general and administrative expenses from share-based transactions			(47,268)	(131,609)	(33,713)